Investments (Details 46) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Variable Interest Entity [Line Items]
Total Assets	$ 86,010	$ 91,218
Total Liabilities	88,167	93,579
Real estate joint ventures [Member]
Variable Interest Entity [Line Items]
Total Assets	61	40
Total Liabilities	79	108
Other limited partnership interests [Member]
Variable Interest Entity [Line Items]
Total Assets	4,340	4,383
Total Liabilities	6,084	6,479
Trading securities [Member]
Variable Interest Entity [Line Items]
Total Assets	671	789
Total Liabilities	671	789
Mortgage loans, net [Member]
Variable Interest Entity [Line Items]
Total Assets	456	350
Total Liabilities	456	350
Other invested assets [Member]
Variable Interest Entity [Line Items]
Total Assets	799	576
Total Liabilities	1,194	773
U.S. corporate securities [Member]
Variable Interest Entity [Line Items]
Total Assets	2,911	2,435
Total Liabilities	2,911	2,435
Foreign corporate securities [Member]
Variable Interest Entity [Line Items]
Total Assets	2,087	2,950
Total Liabilities	2,087	2,950
RMBS [Member]
Variable Interest Entity [Line Items]
Total Assets	42,637	45,852
Total Liabilities	42,637	45,825
CMBS [Member]
Variable Interest Entity [Line Items]
Total Assets	19,069	20,675
Total Liabilities	19,069	20,675
ABS [Member]
Variable Interest Entity [Line Items]
Total Assets	12,979	13,168
Total Liabilities	$ 12,979	$ 13,168